NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2025
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

5. NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

The following standards, amendments and interpretations have been issued but are not yet effective:

●	In May 2024, the International Accounting Standards Board (“IASB”) issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). These amendments updated classification and measurement requirements in IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7 Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance (“ESG”)-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs, and amended disclosures relating to equity instruments designated at FVOCI. The amendments are effective for annual periods beginning on or after January 1, 2026 with early adoption permitted. This amendment will not have a material impact on the Company.
●	In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements which will replace International Accounting Standard (“IAS”) 1, Presentation of Financial Statements. The new standard on presentation and disclosure in financial statements focuses on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. Many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. The Company is in the process of assessing the impact of this standard.

There are no other IFRS Accounting Standards or International Financial Reporting Interpretations Committee interpretations that are not yet effective or early adopted that are expected to have a significant impact on the Company.